Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.14	$ 1.13	$ 1.13	$ 1.02
Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.78
Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.84
Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	0.89
Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.04
Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.05
Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.25
Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.43
Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	1.66
Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Upper limit	$ 1.94
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	741,060
Options outstanding, Weighted average remaining life (years)	5 years 2 months 12 days
Options outstanding, Weighted average exercise price	$ 1.14
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	175,000
Options outstanding, Weighted average remaining life (years)	6 years 6 months
Options outstanding, Weighted average exercise price	$ 0.78
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	100,000
Options outstanding, Weighted average remaining life (years)	4 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 0.84
Options Outstanding [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	25,000
Options outstanding, Weighted average remaining life (years)	3 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 0.89
Options Outstanding [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	150,000
Options outstanding, Weighted average remaining life (years)	2 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 1.04
Options Outstanding [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	3,060
Options outstanding, Weighted average remaining life (years)	1 year
Options outstanding, Weighted average exercise price	$ 1.05
Options Outstanding [Member] | Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	30,000
Options outstanding, Weighted average remaining life (years)	1 year 6 months
Options outstanding, Weighted average exercise price	$ 1.25
Options Outstanding [Member] | Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	168,000
Options outstanding, Weighted average remaining life (years)	7 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 1.43
Options Outstanding [Member] | Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	40,000
Options outstanding, Weighted average remaining life (years)	4 years 6 months
Options outstanding, Weighted average exercise price	$ 1.66
Options Outstanding [Member] | Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	50,000
Options outstanding, Weighted average remaining life (years)	5 years 9 months 18 days
Options outstanding, Weighted average exercise price	$ 1.94
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	685,059
Options exercisable, Weighted average exercise price	$ 1.14
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	175,000
Options exercisable, Weighted average exercise price	$ 0.78
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	100,000
Options exercisable, Weighted average exercise price	$ 0.84
Options Exercisable [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	25,000
Options exercisable, Weighted average exercise price	$ 0.89
Options Exercisable [Member] | Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	150,000
Options exercisable, Weighted average exercise price	$ 1.04
Options Exercisable [Member] | Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	3,060
Options exercisable, Weighted average exercise price	$ 1.05
Options Exercisable [Member] | Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	30,000
Options exercisable, Weighted average exercise price	$ 1.25
Options Exercisable [Member] | Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	111,999
Options exercisable, Weighted average exercise price	$ 1.43
Options Exercisable [Member] | Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	40,000
Options exercisable, Weighted average exercise price	$ 1.66
Options Exercisable [Member] | Range Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	50,000
Options exercisable, Weighted average exercise price	$ 1.94